Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,629,451.26
Previously Paid Amount	0.00
Total Fee Amount	2,572.73
Total Offset Amount	0.00
Net Fee	$ 2,572.73
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A